Stockholders' Deficit (Details) (Cumulative Convertible Preferred Stock, USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 12,735	$ 12,193
Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	1,397	1,338
Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	496	472
Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	7,470	7,168
Series E Preferred Stock [Member]
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 3,372	$ 3,215